Other liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of other liabilities

		December 31,	December 31,
As at	Note	2024	2023
Retirement liabilities		$97	$106
Non-current portion of reforestation obligations		47	53
Non-current portion of decommissioning obligations		24	16
Non-current portion of lease obligations		19	26
Export duties	26	46	24
Electricity swaps	23	8	12
Other		22	22
		$264	$260

Disclosure of other provisions

		Reforestation		Decommissioning
	Note	2024	2023	2024	2023
Beginning of year		$92	$93	$37	$35
Acquisition	3	—	3	1	1
Transfer to disposal groups held for sale	6	—	—	—	(2)
Liabilities recognized		49	46	9	3
Liabilities settled		(61)	(52)	(4)	(1)
Change in estimates		10	—	3	—
Foreign exchange		(7)	2	(3)	1
End of year		83	92	43	37
Less: current portion		(36)	(39)	(19)	(21)
		$47	$53	$24	$16